UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Gold & Precious Metals Fund
	Shares	Value ($)
Common Stocks (a) 93.1%
Australia 7.3%
Medusa Mining Ltd.*	426,893	282,429
Newcrest Mining Ltd.*	570,246	6,150,719
OceanaGold Corp.* (b)	735,440	1,620,549
Regis Resources Ltd.* (c)	888,580	1,339,778

(Cost $13,837,941)		9,393,475
Canada 56.4%
Agnico-Eagle Mines Ltd.	181,801	6,129,185
AuRico Gold, Inc.	979,274	3,860,992
B2Gold Corp.* (c)	1,088,436	2,141,410
Barrick Gold Corp.	787,309	10,068,286
Continental Gold Ltd.*	301,311	502,699
Detour Gold Corp.*	114,708	1,173,529
Dominion Diamond Corp.*	41,635	691,678
Eldorado Gold Corp.	518,299	2,488,096
Franco-Nevada Corp.	182,682	10,542,277
Goldcorp, Inc.	644,448	15,564,735
New Gold, Inc.*	604,331	2,649,031
Osisko Gold Royalties Ltd. (c)	21,575	290,168
Pan American Silver Corp.	78,550	919,827
Rio Alto Mining Ltd.*	374,231	1,069,063
Rubicon Minerals Corp.* (c)	643,599	749,608
Silver Wheaton Corp.	379,873	8,726,287
Teranga Gold Corp. (CDI)* (c) (d)	581,958	277,149
Torex Gold Resources, Inc.*	1,845,040	2,105,382
Yamana Gold, Inc.	649,176	2,687,232

(Cost $94,849,224)		72,636,634
Jersey 1.1%
Centamin PLC (Cost $1,524,092)	1,430,660	1,443,861
Korea 0.7%
Korea Zinc Co., Ltd. (Cost $737,277)	2,209	865,708
Mexico 2.1%
Fresnillo PLC (e) (Cost $4,298,687)	197,820	2,672,344
Peru 0.8%
Compania de Minas Buenaventura SA (ADR) (Cost $2,985,173)	92,083	1,051,588
South Africa 9.2%
Anglo American Platinum Ltd.*	71,069	2,166,897
AngloGold Ashanti Ltd.*	314,643	3,827,357
Gold Fields Ltd.	574,927	3,330,064
Impala Platinum Holdings Ltd.*	155,846	1,005,266
Sibanye Gold Ltd.	574,927	1,557,059

(Cost $19,241,084)		11,886,643
United Kingdom 6.5%
Randgold Resources Ltd. (Cost $8,797,333)	98,829	8,439,228
United States 9.0%
Argonaut Gold, Inc.*	234,704	458,067
Newmont Mining Corp.	254,383	6,397,732
Stillwater Mining Co.* (c)	125,120	1,710,390
Tahoe Resources, Inc.	217,385	2,966,441

(Cost $17,956,391)		11,532,630

Total Common Stocks (Cost $164,227,202)		119,922,111
Exchange-Traded Funds 3.7%
ETFS Physical Palladium Trust*	3,923	293,636
SPDR Gold Trust*	36,148	4,462,471

Total Exchange-Traded Funds (Cost $4,368,242)		4,756,107

	Troy Ounces	Value ($)
Commodities 0.5%
Gold Bullion* (Cost $904,641)	544	698,605

	Contracts	Value ($)
Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts
Market Vectors Gold Miners ETF, Expiration Date 3/20/2015, Strike Price $23.0 (Cost $264,891)	3,036	330,924
Put Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Gold 100 oz. Futures, Expiration Date 11/24/2015, Strike Price $100.0 (Cost $315,981)	166	161,020

	Shares	Value ($)
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $4,103,834)	4,103,834	4,103,834
Cash Equivalents 6.6%
Central Cash Management Fund, 0.06% (f) (Cost $8,542,523)	8,542,523	8,542,523

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $182,727,314) †	107.5	138,515,124
Other Assets and Liabilities, Net	(7.5)	(9,711,151)

Net Assets	100.0	128,803,973

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $203,780,133.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $65,265,009.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,390,190 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $70,655,199.

(a)	Securities are listed in country of domicile.
(b)	Listed on the Toronto Stock Exchange.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $4,017,196, which is 3.1% of net assets.

(d)	Listed on the Australian Securities Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Receipt
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Silver Futures	USD	3/27/2015	10	860,400	79,225

Currency Abbreviations
USD	United States Dollar

At January 31, 2015, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts

Put Options	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($)(h)

Gold 100 oz. Futures	166	11/24/2015	108.0	533,9	(307,100)

(h)	Unrealized appreciation on written options on exchange-traded futures contracts at January 31, 2015 was $226,839.

At January 31, 2015, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	62%

Group II:
Medium established producers	10%

Group III:
Junior producers with medium cost production	5%

Group IV:
Companies with some production on stream or in start-up	3%

Group V:
Primarily exploration companies with or without mineral resources	4%

Group VI:
Royalty companies	16%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of January 31, 2015 the Fund held $6,537,673 in the Subsidiary, representing 5.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,620,549	$7,772,926	$—	$9,393,475
Canada	72,359,485	277,149	—	72,636,634
Jersey	—	1,443,861	—	1,443,861
Korea	—	865,708	—	865,708
Mexico	—	2,672,344	—	2,672,344
Peru	1,051,588	—	—	1,051,588
South Africa	—	11,886,643	—	11,886,643
United Kingdom	—	8,439,228	—	8,439,228
United States	11,532,630	—	—	11,532,630
Exchange-Traded Funds	4,756,107	—	—	4,756,107
Commodities	698,605	—	—	698,605
Short-Term Investments (i)	12,646,357	—	—	12,646,357
Derivatives (j)
Purchased Options	491,944	—	—	491,944
Futures Contracts	79,225	—	—	79,225

Total	$105,236,490	$33,357,859	$—	$138,594,349

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Written Options	$(307,100)	$—	$—	$(307,100)

Total	$(307,100)	$—	$—	$(307,100)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, and written and purchased options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Commodity Contracts	$79,225	$137,911

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015